S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 22, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Other than the foregoing persons, no other person will have a direct or indirect material interest in our sponsor.
SPAC Sponsor Direct and Indirect Material Interest Holder Name	persons, no other person will